		APPLIED FINANCE EXPLORER FUND
		Schedule of Investments
		July 31, 2026 (unaudited)
98.72%	COMMON STOCKS	Shares	Value

2.99%	COMMUNICATION SERVICES
	CarGurus, Inc.(A)	212,746	$7,709,915
	Cars.com, Inc.(A)	451,024	5,344,634
	John Wiley & Sons, Inc. Class A	166,902	8,712,284
	Ziff Davis, Inc.(A)	181,785	9,649,148
			31,415,981
8.07%	CONSUMER DISCRETIONARY
	Academy Sports & Outdoors, Inc.	131,703	6,249,307
	Adtalem Global Education, Inc.(A)	55,058	6,873,991
	Frontdoor, Inc.(A)	133,072	9,665,019
	G-III Apparel Group Ltd.	187,594	6,830,298
	Green Brick Partners, Inc.(A)	87,490	6,188,168
	Group 1 Automotive, Inc.	17,417	4,994,673
	Hilton Grand Vacations, Inc.(A)	130,275	6,010,888
	KB Home	93,347	5,131,285
	Patrick Industries, Inc.	81,745	6,748,050
	Phinia, Inc.	126,083	9,278,448
	Sally Beauty Holdings, Inc.(A)	507,102	7,591,317
	Stride, Inc.(A)	64,598	5,186,573
	Upbound Group, Inc.	210,277	4,077,271
			84,825,288
1.13%	CONSUMER STAPLES
	BellRing Brands, Inc.(A)	145,499	1,802,733
	Performance Food Group Co.(A)	88,136	10,081,877
			11,884,610
9.25%	ENERGY
	Delek US Holdings, Inc.	165,325	11,220,608
	Diversified Energy Co	424,000	5,707,040
	Green Plains, Inc.(A)	370,182	6,237,567
	International Seaways, Inc.	142,000	13,657,560
	Par Pacific Holdings, Inc.(A)	197,536	16,994,022
	PBF Energy, Inc.	183,388	13,255,285
	Permian Resources Corp.	370,699	7,899,596
	Tidewater, Inc.(A)	78,401	5,884,779
APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	July 31, 2026 (unaudited)
	Shares	Value
Weatherford International plc	71,785	$6,302,005
World Kinect Corp.	252,931	10,081,830
		97,240,292
25.80% FINANCIALS
Acadian Asset Management, Inc.	131,329	11,358,645
ARMOUR Residential REIT, Inc.(A)	383,986	6,324,249
Atlanticus Holdings Corp.(A)	68,691	7,246,214
Axos Financial, Inc.(A)	91,980	9,327,692
The Bancorp, Inc.(A)	122,196	8,195,686
Customers Bancorp, Inc.(A)	115,869	9,116,573
Dave, Inc.(A)	21,699	8,087,000
Donnelley Financial Solutions(A)	115,901	5,482,117
Enact Holdings, Inc.	178,202	8,432,519
Encore Capital Group Inc(A)	116,761	10,984,875
Enova International, Inc.(A)	69,427	17,644,178
Federated Hermes, Inc.	137,037	8,216,739
Hancock Whitney Corp.	119,440	9,196,880
HCI Group, Inc.	47,124	8,247,171
Heritage Insurance Holdings, Inc.(A)	227,224	6,673,569
Jackson Financial, Inc.	81,565	9,973,768
Mercury General Corp.	70,516	7,553,674
Navient Corp.	458,786	3,849,215
NCR Atleos Corp.(A)	198,483	9,334,655
NMI Holdings, Inc.(A)	182,434	8,081,826
Old National Bancorp of Indiana	259,059	6,901,332
Pathward Financial, Inc.	95,822	8,455,333
PennyMac Financial Services, Inc.	53,511	4,035,265
PJT Partners, Inc.	44,390	7,471,281
Preferred Bank	54,247	5,665,557
Prog Holdings, Inc.	208,638	9,184,245
Radian Group, Inc.	223,160	8,701,008
Rithm Capital Corp.	609,776	6,024,587
Sezzle, Inc.(A)	75,346	11,659,794
Slide Insurance Holdings Inc	382,582	7,640,163
SLM Corp.	246,577	6,409,769
Universal Insurance Holdings, Inc.	90,498	3,955,668
Victory Capital Holdings, Inc. Class A	119,170	11,801,405
		271,232,652
APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	July 31, 2026 (unaudited)
12.76% HEALTH CARE	Shares	Value

Amneal Pharmaceuticals, Inc.(A)	606,953	$11,119,379
Amphastar Pharmaceuticals, Inc.(A)	180,913	3,607,405
ANI Pharmaceuticals, Inc.(A)	79,146	6,271,529
BrightSpring Health Services I(A)	180,951	10,804,584
Collegium Pharmaceutical, Inc.(A)	167,869	5,940,884
Concentra Group Holdings Parent, Inc.	232,954	7,372,994
The Ensign Group, Inc.	41,090	7,320,594
Halozyme Therapeutics, Inc.(A)	93,888	7,749,516
Harmony Biosciences Holdings, Inc.(A)	130,198	4,588,178
HealthEquity, Inc.(A)	85,707	8,622,981
Indivior Pharmaceuticals, Inc.(A)	152,284	6,092,883
Innoviva, Inc.(A)	253,022	5,305,871
Mednax, Inc.(A)	411,299	10,903,536
Option Care Health, Inc.(A)	204,128	4,701,068
Pacira BioSciences Inc(A)	273,565	7,224,852
PACS Group Inc(A)	162,050	7,455,920
Tenet Healthcare Corp.(A)	37,704	9,606,225
United Therapeutics Corp.(A)	18,394	9,522,758
		134,211,157
14.22% INDUSTRIALS
Alight, Inc.	26,235	445,470
Allegiant Travel Co.(A)	77,769	7,627,583
Array Technologies, Inc.(A)	806,080	4,207,738
Atmus Filtration Technologies, Inc.	138,668	7,159,429
Blue Bird Corp(A)	110,000	8,182,900
Comfort Systems USA, Inc.	12,106	20,939,627
EnerSys	35,000	6,511,750
The Greenbrier Companies, Inc.	137,314	6,762,714
Hillman Solutions Corp.(A)	679,197	5,345,280
Huron Consulting Group, Inc.(A)	45,563	6,915,096
Janus International Group, Inc.(A)	494,572	2,537,154
Matson, Inc.	55,802	11,304,927
Maximus, Inc.	83,306	5,019,186
SkyWest, Inc.(A)	75,409	8,066,501
Sterling Infrastructure, Inc.(A)	35,558	21,219,948
Trinity Industries, Inc.	220,000	6,872,800
APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	July 31, 2026 (unaudited)
	Shares	Value
Tutor Perini Corp.	100,000	$8,375,000
V2X, Inc.(A)	120,000	10,828,800
Verra Mobility Corp.(A)	233,157	1,233,400
		149,555,303
8.85% INFORMATION TECHNOLOGY
ACI Worldwide, Inc.(A)	143,519	8,227,944
Adeia, Inc.	381,056	10,155,142
Blackbaud, Inc.(A)	140,780	6,025,384
Clear Secure, Inc.	146,815	8,110,061
CommScope Holding Co., Inc.	357,959	4,202,439
Consensus Cloud Solutions, Inc.(A)	128,472	4,676,381
Diebold Nixdorf, Inc.(A)	113,052	8,319,497
DXC Technology Co.(A)	856,513	9,627,206
OSI Systems, Inc.(A)	33,301	7,372,508
PC Connection, Inc.	80,000	6,697,600
Penguin Solutions, Inc.(A)	249,937	13,154,184
ScanSource, Inc.(A)	115,464	6,537,572
		93,105,918
4.17% MATERIALS
Century Aluminum Co.(A)	196,401	8,792,873
Commercial Metals Co.	144,278	9,914,784
Element Solutions, Inc.	275,428	10,116,470
Perimeter Solutions Inc(A)	379,006	11,601,374
Warrior Met Coal, Inc.	42,548	3,378,737
		43,804,238
7.14% REAL ESTATE
American Assets Trust, Inc. REIT	158,832	3,746,847
Apple Hospitality REIT, Inc.	400,000	6,604,000
DiamondRock Hospitality Co. REIT	703,104	9,309,097
Douglas Emmett, Inc. REIT	389,116	4,599,351
Innovative Industrial Properties, Inc.	120,424	7,082,135
Newmark Group, Inc.	510,499	7,654,933
Park Hotels & Resorts, Inc. REIT	400,000	6,024,000
Piedmont Office Realty Trust, Inc.(A)	455,799	4,416,692
RLJ Lodging Trust REIT	300,000	3,675,000
Ryman Hospitality Properties, Inc. REIT	57,247	7,651,062
	APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	July 31, 2026 (unaudited)	Shares	Value

	Tanger Factory Outlet Centers, Inc. REIT	248,264	$10,094,414
	Xenia Hotels & Resorts, Inc. REIT	202,646	4,170,455
			75,027,986
4.34%	UTILITIES
	California Water Service Group	123,577	6,192,443
	New Jersey Resources Corp.	108,080	6,256,751
	One Gas, Inc.	82,823	6,431,206
	Otter Tail Corp.	91,945	8,129,777
	Portland General Electric	80,000	3,946,400
	Southwest Gas Corp.	81,943	7,325,704
	TXNM Energy, Inc.	126,991	7,355,319
			45,637,600
98.72%	TOTAL COMMON STOCKS		1,037,941,025
	(Cost: $761,054,426)
0.37%	EXCHANGE TRADED FUNDS
0.37%	MID-CAP FUNDS
	Applied Finance IVS International SMID ETF(A)(B)	60,000	1,505,904
	Applied Finance IVS US SMID ETF(B)	80,000	2,427,952
			3,933,856
0.37%	TOTAL EXCHANGE TRADED FUNDS		3,933,856
	(Cost: $3,538,180)
0.91%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund 3.550%(C)	9,588,587	9,588,587
	(Cost: $9,588,587)
100.00%	TOTAL INVESTMENTS		1,051,463,468
	(Cost: $774,181,193)
0.00%	Liabilities in excess of other assets		(72,054)
100.00%	NET ASSETS		$1,051,391,414

(A)Non-income producing

(B)Affiliated Investment - The Fund's Advisor also serves as advisor to the underlying ETF. (Note 1)

(C)Effective 7 day yield as of July 31,2026 REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
Assets	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$1,037,941,025	$-	$-	$1,037,941,025
Exchange Traded Funds	3,933,856	-	-	3,933,856
Money Market Funds	9,588,587	-	-	9,588,587
	$1,051,463,468	$-	$-	$1,051,463,468

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $774,181,193, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$310,686,913
Gross unrealized depreciation	(33,404,638)
Net unrealized appreciation (depreciation)	$277,282,275